Note 5 - Prepaid Expenses and Other Current Assets - Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jan. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Prepaid insurance	$ 3,975,000	$ 348,226	$ 996,391
Prepaid licenses and deposits	649,000	236,407	144,470
Prepaid rent	370,000	326,254	204,320
Prepaid sponsor fees	280,000	666,666	666,666
Other prepaids	2,510,000	2,368,779	1,656,988
Total prepaid expenses and other current assets	$ 7,784,000	$ 3,946,332	$ 3,668,835